Share Capital - Schedule of Share Based Compensation Performance and Time Based (Details) - Share-based Payment Arrangement, Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance (in shares)	452,912
Granted (in shares)	2,738,141		0
Vested (in shares)	276,952
Forfeited (in shares)	470,300
Ending balance (in shares)	2,443,801	452,912
Weighted average grant date fair value, beginning balance (in dollars per share)	$ 9.15
Weighted average grant date fair value, granted (in dollars per share)	3.08	$ 9.17
Weighted average grant date fair value, vested (in dollars per share)	3.03
Weighted average grant date fair value, forfeited (in dollars per share)	8.79
Weighted average grant date fair value, ending balance (in dollars per share)	$ 3.11	$ 9.15
Time Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance (in shares)	626,940
Granted (in shares)	490,000
Vested (in shares)	294,980
Forfeited (in shares)	253,000
Ending balance (in shares)	568,960	626,940
Weighted average grant date fair value, beginning balance (in dollars per share)	$ 9.83
Weighted average grant date fair value, granted (in dollars per share)	2.54	$ 7.38	$ 8.98
Weighted average grant date fair value, vested (in dollars per share)	12.46
Weighted average grant date fair value, forfeited (in dollars per share)	3.38
Weighted average grant date fair value, ending balance (in dollars per share)	$ 5.53	$ 9.83